CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net profit (loss)	$ (1,012,000)	$ 824,000	$ 1,089,000
Adjustments to reconcile net profit (loss) for the period
Depreciation and amortization	17,000	7,000	13,000
Impairment of Investment	65,000
Changes in warrants to issued shares	45,000
Revaluation of convertible loan and warrants	27,000
Liability for employee rights upon retirement - net	1,000	59,000	42,000
Stock based compensation	12,000	25,000	35,000
Changes in operating assets and liabilities:
Decrease (increase) in trade accounts receivable	86,000	(306,000)	(556,000)
Decrease (increase) in other accounts receivable	39,000	(38,000)	(51,000)
Increase (decrease) in trade accounts payable	(179,000)	480,000	(127,000)
Changes in Deferred income	(26,000)	(434,000)	297,000
Increase in other accounts payable	8,000	59,000	28,000
Increase in inventories	(92,000)	(297,000)	(1,000)
Net cash provided by (used in) operating activities	(1,009,000)	379,000	769,000
Cash flows from investing activities:
Purchase of property and equipment	(5,000)	(2,000)	(13,000)
Long-term receivables	34,000	39,000	46,000
Redemption of (investment in) restricted deposit	(4,000)	60,000	(58,000)
Proceeds from disposal of discontinued operations		2,000
Funds severance pay		(62,000)	(77,000)
Net cash provided by (used in) investing activities	25,000	37,000	(102,000)
Cash flows from financing activities:
Issuance of share capital and warrants - net of issuance costs	178,000	760,000
Short-term credit from bank - net		(7,000)	20,000
Repayments of loan from Shareholder	(169,000)	(260,000)	(120,000)
Repayments of Long-terms loan	(183,000)	(175,000)	(203,000)
Other Long terms liabilities	(82,000)	(72,000)	(181,000)
Net cash provided by (used in) financing activities	(256,000)	246,000	(484,000)
Net increase (decrease) in cash and cash equivalents	(1,240,000)	662,000	183,000
Balance of cash and cash equivalents at Beginning of year	1,392,000	730,000	547,000
Balance of cash and cash equivalents at end of year	152,000	1,392,000	730,000
Non Cash Activities:
Conversion of convertible debt to shares	147,000
Discount on convertible notes recognized to beneficial conversion feature	50,000
Supplemental disclosure of cash flow Information - cash paid during the year for:
Interest paid - net	$ 42,000	$ 46,000	$ 58,000